UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   January 29, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $79,075

List of Other Included Managers:         NONE



FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     2037      280 SH       SOLE                      280
AOL Time Warner                COM              00184A105      547    41728 SH       SOLE                    41728
Abbott Labs                    COM              002824100     1128    28207 SH       SOLE                    28207
Alliance Cap Mgmt              COM              01855A101     1716    55350 SH       SOLE                    55350
American Express               COM              025816109     2139    60500 SH       SOLE                    60500
American Intl Group            COM              026874107     2055    35530 SH       SOLE                    35530
Amern Pwr Convers              COM              029066107      170    11250 SH       SOLE                    11250
Amsouth Bancorp                COM              032165102      328    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      578    11940 SH       SOLE                    11940
Applied Materials              COM              038222105     1669   128126 SH       SOLE                   128126
Auto Data Processing           COM              053015103     1910    48650 SH       SOLE                    48650
Bank of America                COM              060505104     1895    27235 SH       SOLE                    27235
Berkshire Hathaway             COM              084670207     2236      923 SH       SOLE                      923
Boeing                         COM              097023105     1052    31900 SH       SOLE                    31900
Bristol Myers Squibb           COM              110122108      924    39920 SH       SOLE                    39920
ChevronTexaco                  COM              166764100      266     3998 SH       SOLE                     3998
Cisco Systems Inc              COM              17275R102     1168    89137 SH       SOLE                    89137
Citigroup                      COM              172967101     1855    52702 SH       SOLE                    52702
Coca Cola                      COM              191216100     2487    56766 SH       SOLE                    56766
Colgate-Palmolive              COM              194162103      849    16200 SH       SOLE                    16200
Crescent Real Est              COM              225756105      250    15000 SH       SOLE                    15000
Dell Computer Corp             COM              247025109     1744    65224 SH       SOLE                    65224
Disney, Walt Hldg Co           COM              254687106      654    40076 SH       SOLE                    40076
EMC Corp                       COM              268648102      257    41850 SH       SOLE                    41850
Exxon Mobil Corp               COM              30231G102     3078    88081 SH       SOLE                    88081
First Data Corp                COM              319963104     1958    55284 SH       SOLE                    55284
GATX Corporation               COM              361448103      964    42250 SH       SOLE                    42250
General Electric               COM              369604103     2350    96497 SH       SOLE                    96497
Gillette                       COM              375766102     1825    60121 SH       SOLE                    60121
Grey Wolf Inc                  COM              397888108       44    11000 SH       SOLE                    11000
Home Depot Inc                 COM              437076102     1860    77632 SH       SOLE                    77632
Intel                          COM              458140100     2058   132157 SH       SOLE                   132157
Intl Business Mach             COM              459200101     1751    22600 SH       SOLE                    22600
JP Morgan Chase                COM              616880100      362    15093 SH       SOLE                    15093
Johnson & Johnson              COM              478160104     2992    55704 SH       SOLE                    55704
Kraft Foods Inc                COM              50075N104     2342    60150 SH       SOLE                    60150
Merck                          COM              589331107     2593    45801 SH       SOLE                    45801
Microsoft Corp                 COM              594918104     1444    27935 SH       SOLE                    27935
Motorola Inc                   COM              620076109      112    13000 SH       SOLE                    13000
Pepsico                        COM              713448108     2971    70370 SH       SOLE                    70370
Pfizer                         COM              717081103     3114   101875 SH       SOLE                   101875
Philip Morris                  COM              718154107      564    13910 SH       SOLE                    13910
Procter & Gamble Co            COM              742718109     2726    31723 SH       SOLE                    31723
Qualcomm Inc                   COM              747525103     1270    34912 SH       SOLE                    34912
Southwest Bancorp              COM              84476R109     1196    41524 SH       SOLE                    41524
Sun Microsystems               COM              866810104       31    10100 SH       SOLE                    10100
Texas Instruments              COM              882508104      516    34385 SH       SOLE                    34385
Tyco Intl Ltd New              COM              902124106      581    34004 SH       SOLE                    34004
Walmart                        COM              931142103     3112    61612 SH       SOLE                    61612
Washington Mutual              COM              939322103     2484    71935 SH       SOLE                    71935
Weingarten Realty              COM              948741103      516    14000 SH       SOLE                    14000
BP Amoco PLC ADR               SPONS.ADR        055622104     1399    34423 SH       SOLE                    34423
Nokia Corp ADR                 SPONS.ADR        654902204      850    54815 SH       SOLE                    54815
Royal Dutch Pet                SPONS.ADR        780257804     2098    47655 SH       SOLE                    47655